SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net changes in non-cash working capital:
Accounts and other receivables	$ (4,385)	$ 3,919
Income tax receivable	(3,847)	(3,695)
Inventories	5,226	(11,103)
Prepaid expenses	(862)	(2,873)
Accounts payable and accrued liabilities	2,447	3,786
Income taxes payable	2,388	1,190
Net changes in non-cash working capital	967	(8,776)
Non-cash financing and investing activities:
Reclamation included in mineral properties, plant and equipment	(463)	(1,741)
Fair value of exercised options allocated to share capital	770	4,026
Fair value of performance share units allocated to share capital	(1,361)	0
Fair value of capital assets acquired under finance leases	346	90
Other cash disbursements:
Income taxes paid	6,337	992
Special mining duty paid	$ 2,272	$ 1,331